SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........      $12.7776             $16.9479           32.64%
   Emerging Growth Series................       14.7307              25.8976           75.81
   Government Securities Series..........       11.4882              11.2728           (1.88)
   Massachusetts Investors Growth Stock
    Series...............................       10.0940*             12.7854           26.66
   Money Market Series...................       10.0791*             10.3154            2.34
   Research Series.......................       11.1590*             13.0662           17.09
   Total Return Series...................       11.6974              12.0298            2.84
   Utilities Series......................       11.5458*             13.8242           19.73
   Global Growth Series..................       12.1073              20.2495           67.25
 Fidelity Variable Insurance Products
 Fund
   VIP Equity Income Portfolio...........       12.1812              12.9522            6.33
   VIP Growth Portfolio..................       14.2799              19.6258           37.44
   VIP High Income Portfolio.............       10.1740              11.0037            8.16
   VIP Money Market Portfolio............       11.1396              11.7164            5.18
 Fidelity Variable Insurance Products
 Fund II
   VIP II Asset Manager: Growth
    Portfolio............................       11.2045*             11.9859            6.97
   VIP II Contrafund Portfolio...........       14.3350              17.8118           24.25
   VIP II Investment Grade Bond
    Portfolio............................       10.5894*             10.5374           (0.49)
   VIP II Index 500 Portfolio............       14.8244              17.8649           20.51
 Neuberger Berman Advisers Management
 Trust
   Limited Maturity Bond Portfolio.......       10.8064              10.9661            1.48
   Mid-Cap Growth Portfolio..............       11.6420*             17.4307           49.72
   Partners Portfolio....................       11.0484              11.8626            7.37
 J.P. Morgan Series Trust II
   J.P. Morgan Bond Portfolio............       11.4626              11.3436           (1.04)
   J.P. Morgan Equity Portfolio..........       12.6050              14.9425           18.54
   J.P. Morgan Small Company Portfolio...       10.3154              14.8946           44.39
 Templeton Variable Products Series Fund
   Templeton Stock Fund: Class 1.........        9.7515              12.5888           29.10
 Dreyfus Variable Investment Fund
   Capital Appreciation Portfolio........       11.5363*             12.3214            6.81
   Small Cap Portfolio...................        9.3498*             10.5506           12.84
   Quality Bond Portfolio................        9.9709*             10.2460            2.76
   Dreyfus Stock Index Fund..............        9.8374*             10.9176           10.98
 T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income
    Portfolio............................       11.1526*             10.2471           (8.12)
   T. Rowe Price New America Growth
    Portfolio............................       10.8381*             11.6010            7.04
 AIM Variable Insurance Funds, Inc.
   AIM V.I. Value Fund...................       10.3108*             11.7742           14.19
 Sun Capital Advisers Trust
   Real Estate Fund......................        9.5788*              9.2632           (3.29)

 *Unit value on the date of commencement of operations of the Sub-Account.

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 1999

 ASSETS:
   Investments in Mutual Funds:                Shares        Cost         Value
                                             -----------  -----------  -----------
     Investments in MFS/Sun Life
      Series Trust:
       Capital Appreciation
        Series ("CAS").....................        6,678  $   276,456  $   361,418
       Emerging Growth Series ("EGS")......       12,841      331,342      517,223
       Government Securities
        Series ("GSS").....................       51,831      660,774      646,852
       Massachusetts Investors Growth Stock
        Series ("MIS").....................       14,550      191,684      234,686
       Money Market Series ("MMS").........    1,160,850    1,160,850    1,160,850
       Research Series ("RES").............          502       12,298       13,868
       Total Return Series ("TRS").........       85,790    1,760,321    1,609,419
       Utilities Series ("UTS")............        2,505       45,465       49,695
       Global Growth Series ("WGO")........       97,200    1,536,316    2,445,542
     Investments in Fidelity Variable
      Insurance Products Fund:
       VIP Equity Income Portfolio
        ("FEI")............................      122,532    2,975,765    3,150,302
       VIP Growth Portfolio ("FGP")........      114,130    4,599,646    6,269,166
       VIP High Income Portfolio ("FHI")...       12,719      140,897      143,849
       VIP Money Market Portfolio
        ("FMM")............................      498,795      498,795      498,795
     Investments in Fidelity Variable
      Insurance Products Fund II:
       VIP II Asset Manager: Growth
        Portfolio ("FAM")..................          812       14,635       14,923
       VIP II Contrafund Portfolio
        ("FCN")............................       33,270      749,225      969,813
       VIP II Investment Grade Bond
        Portfolio ("FIG")..................       35,917      438,909      436,754
       VIP II Index 500 Portfolio
        ("FIP")............................       47,672    6,305,826    7,980,799
     Investments in Neuberger Berman
      Advisers Management Trust:
       Limited Maturity Bond Portfolio
        ("NLM")............................           --           --           --
       Mid-Cap Growth Portfolio ("NMC")....        1,676       32,969       40,732
       Partners Portfolio ("NPP")..........       72,113    1,390,772    1,416,309
     Investments in J.P. Morgan
      Series Trust II
       J.P. Morgan Bond Portfolio
        ("JBP")............................      140,380    1,623,008    1,577,873
       J.P. Morgan Equity Portfolio
        ("JEP")............................       19,933      325,572      345,830
       J.P. Morgan Small Company Portfolio
        ("JSC")............................       22,651      269,755      378,950
     Investments in Templeton Variable
      Products Series Fund:
       Templeton Stock Fund: Class 1
        ("TSF")............................       33,168      703,061      808,958
     Investments in Dreyfus Variable
      Investment Fund
       Capital Appreciation Portfolio
        ("DCA")............................        1,896       75,773       75,596
       Small Cap Portfolio ("DSC").........          807       47,445       53,526
       Quality Bond Portfolio ("DQB")......        3,688       40,359       40,162
     Investments in Dreyfus Stock Index
      Fund ("DSI").........................       67,700    2,386,167    2,603,064
     Investments in T. Rowe Price Equity
      Series, Inc.
       T. Rowe Price Equity Income
        Portfolio ("REI")..................        4,456       94,621       83,470
       T. Rowe Price New America Growth
        Portfolio ("RNA")..................        1,019       25,169       26,690
     Investments in AIM Variable Insurance
      Funds, Inc.
       AIM V.I. Value Fund ("AVF").........        1,867       59,417       62,537
     Investments in Sun Capital Advisers
      Trust
       Real Estate Fund ("SRE")............          499        4,615        4,458
                                                          -----------  -----------
         NET ASSETS.....................................  $28,777,907  $34,022,109
                                                          ===========  ===========

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 1999 -- continued

                                                               Units     Unit Value      Value
                                                              --------   ----------   -----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    CAS.....................................................   21,325     $16.9479    $   361,418
    EGS.....................................................   19,972      25.8976        517,223
    GSS.....................................................   57,382      11.2728        646,852
    MIS.....................................................   18,354      12.7854        234,686
    MMS.....................................................  112,538      10.3154      1,160,850
    RES.....................................................    1,061      13.0662         13,868
    TRS.....................................................  133,786      12.0298      1,609,419
    UTS.....................................................    3,595      13.8242         49,695
    WGO.....................................................  120,770      20.2495      2,445,542
    FEI.....................................................  243,225      12.9522      3,150,302
    FGP.....................................................  319,434      19.6258      6,269,166
    FHI.....................................................   13,073      11.0037        143,849
    FMM.....................................................   32,578      11.7164        381,662
    FAM.....................................................    1,243      11.9859         14,923
    FCN.....................................................   54,448      17.8118        969,813
    FIG.....................................................   41,448      10.5374        436,754
    FIP.....................................................  446,730      17.8649      7,980,799
    NLM.....................................................       --      10.9661             --
    NMC.....................................................    2,337      17.4307         40,732
    NPP.....................................................  119,392      11.8626      1,416,309
    JBP.....................................................  139,098      11.3436      1,577,873
    JEP.....................................................   23,144      14.9425        345,830
    JSC.....................................................   25,442      14.8946        378,950
    TSF.....................................................   64,260      12.5888        808,958
    DCA.....................................................    6,135      12.3214         75,596
    DSC.....................................................    5,073      10.5506         53,526
    DQB.....................................................    3,920      10.2460         40,162
    DSI.....................................................  238,427      10.9176      2,603,064
    REI.....................................................    8,149      10.2471         83,470
    RNA.....................................................    2,301      11.6010         26,690
    AVF.....................................................    5,311      11.7742         62,537
    SRE.....................................................      481       9.2632          4,458
                                                                                      -----------
      Net Assets Applicable to Contract Owners..............                           33,904,976
                                                                                      -----------
      Net Assets Applicable to Sponsor......................   10,000      11.7164        117,133
                                                                                      -----------
        Total Net Assets...........................................................   $34,022,109
                                                                                      ===========

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999

                                               CAS          EGS          GSS        MIS(c)       MMS(e)
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $16,738     $    739     $ 16,132     $ --          $12,356
                                             -------     --------     --------     --------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $35,475     $ 29,864     $ 29,361     $ 28,582      $74,769
     Cost of investments sold............     34,739       20,182       30,498       28,218       74,769
                                             -------     --------     --------     --------      -------
     Net realized gains (losses).........    $   736     $  9,682     $ (1,137)    $    364      $--
                                             -------     --------     --------     --------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $84,962     $185,881     $(13,922)    $ 43,002      $--
     Beginning of year...................     15,085        6,747        6,736       --           --
                                             -------     --------     --------     --------      -------
       Change in unrealized appreciation
        (depreciation)                       $69,877     $179,134     $(20,658)    $ 43,002      $--
                                             -------     --------     --------     --------      -------
     Realized and unrealized gains
      (losses)                               $70,613     $188,816     $(21,795)    $ 43,366      $--
                                             -------     --------     --------     --------      -------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $87,351     $189,555     $ (5,663)    $ 43,366      $12,356
                                             =======     ========     ========     ========      =======

                                             RES(g)         TRS        UTS(g)         WGO          FEI          FGP
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $--         $ 195,833     $--         $ 53,421     $ 84,128    $  289,893
                                             -------     ---------     -------     --------     --------    ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 3,043     $  96,777     $10,696     $ 57,407     $213,255    $  299,001
     Cost of investments sold............      3,005       108,533      10,308       44,321      191,639       235,065
                                             -------     ---------     -------     --------     --------    ----------
     Net realized gains (losses).........    $    38     $ (11,756)    $   388     $ 13,086     $ 21,616    $   63,936
                                             -------     ---------     -------     --------     --------    ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $ 1,570     $(150,902)    $ 4,230     $909,226     $174,537    $1,669,520
     Beginning of year...................     --            (6,224)     --           27,953      124,054       530,726
                                             -------     ---------     -------     --------     --------    ----------
       Change in unrealized appreciation
        (depreciation)...................    $ 1,570     $(144,678)    $ 4,230     $881,273     $ 50,483    $1,138,794
                                             -------     ---------     -------     --------     --------    ----------
     Realized and unrealized gains
      (losses)...........................    $ 1,608     $(156,434)    $ 4,618     $894,359     $ 72,099    $1,202,730
                                             -------     ---------     -------     --------     --------    ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 1,608     $  39,399     $ 4,618     $947,780     $156,227    $1,492,623
                                             =======     =========     =======     ========     ========    ==========

(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               FHI          FMM        FAM(f)         FCN        FIG(a)         FIP
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  16,590     $25,843      $--         $ 21,709      $--        $   77,078
                                            ---------     -------      -------     --------      -------    ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:........................
     Proceeds from sales.................   $ 135,012     $85,735      $ 1,478     $127,378      $10,746    $  857,484
     Cost of investments sold............     138,997      85,735        1,507      110,032       10,811       614,816
                                            ---------     -------      -------     --------      -------    ----------
     Net realized gains (losses).........   $  (3,985)    $--          $   (29)    $ 17,346      $   (65)   $  242,668
                                            ---------     -------      -------     --------      -------    ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $   2,952     $--          $   288     $220,588      $(2,155)   $1,674,973
     Beginning of year...................       1,576      --           --           97,673       --           698,312
                                            ---------     -------      -------     --------      -------    ----------
       Change in unrealized appreciation
        (depreciation)...................   $   1,376     $--          $   288     $122,915      $(2,155)   $  976,661
                                            ---------     -------      -------     --------      -------    ----------
     Realized and unrealized gains
      (losses)...........................   $  (2,609)    $--          $   259     $140,261      $(2,220)   $1,219,329
                                            ---------     -------      -------     --------      -------    ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $  13,981     $25,843      $   259     $161,970      $(2,220)   $1,296,407
                                            =========     =======      =======     ========      =======    ==========

                                               NLM        NMC(g)         NPP          JBP          JEP          JSC
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 1,845      $--         $ 33,511     $ 38,128      $24,316     $  8,658
                                             -------      -------     --------     --------      -------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $35,367      $18,887     $206,506     $145,174      $62,763     $269,500
     Cost of investments sold............     36,650       18,760      230,390      148,386       59,834      272,546
                                             -------      -------     --------     --------      -------     --------
     Net realized gains (losses).........    $(1,283)     $   127     $(23,884)    $ (3,212)     $ 2,929     $ (3,046)
                                             -------      -------     --------     --------      -------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $--          $ 7,763     $ 25,537     $(45,135)     $20,258     $109,195
     Beginning of year...................        489       --          (48,732)       6,550        4,990      (11,212)
                                             -------      -------     --------     --------      -------     --------
       Change in unrealized appreciation
        (depreciation)...................    $  (489)     $ 7,763     $ 74,269     $(51,685)     $15,268     $120,407
                                             -------      -------     --------     --------      -------     --------
     Realized and unrealized gains
      (losses)...........................    $(1,772)     $ 7,890     $ 50,385     $(54,897)     $18,197     $117,361
                                             -------      -------     --------     --------      -------     --------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $    73      $ 7,890     $ 83,896     $(16,769)     $42,513     $126,019
                                             =======      =======     ========     ========      =======     ========

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 1999 -- continued

                                               TSF        DCA(h)       DSC(c)       DQB(c)       DSI(b)       REI(d)
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  49,240     $  716       $--          $ 1,154     $ 27,435     $  3,752
                                            ---------     ------       -------      -------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 145,459     $7,016       $19,465      $   968     $ 59,634     $ 13,282
     Cost of investments sold............     160,884      6,981        20,444          967       60,615       14,314
                                            ---------     ------       -------      -------     --------     --------
     Net realized gains (losses).........   $ (15,425)    $   35       $  (979)     $     1     $   (981)    $ (1,032)
                                            ---------     ------       -------      -------     --------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ 105,897     $ (177)      $ 6,081      $  (197)    $216,897     $(11,151)
     Beginning of year...................     (22,684)     --           --           --           --           --
                                            ---------     ------       -------      -------     --------     --------
       Change in unrealized appreciation
        (depreciation)...................   $ 128,581     $ (177)      $ 6,081      $  (197)    $216,897     $(11,151)
                                            ---------     ------       -------      -------     --------     --------
     Realized and unrealized gains
      (losses)...........................   $ 113,156     $ (142)      $ 5,102      $  (196)    $215,916     $(12,183)
                                            ---------     ------       -------      -------     --------     --------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ 162,396     $  574       $ 5,102      $   958     $243,351     $ (8,431)
                                            =========     ======       =======      =======     ========     ========

                                             RNA(g)       AVF(f)       SRE(g)
                                           Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 1,529      $   772       $ 236
                                             -------      -------       -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $12,599      $11,213       $ 116
     Cost of investments sold............     13,318       11,155         121
                                             -------      -------       -----
     Net realized gains (losses).........    $  (719)     $    58       $  (5)
                                             -------      -------       -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $ 1,521      $ 3,120       $(157)
     Beginning of year...................     --           --           --
                                             -------      -------       -----
       Change in unrealized appreciation
        (depreciation)...................    $ 1,521      $ 3,120       $(157)
                                             -------      -------       -----
     Realized and unrealized gains
      (losses)...........................    $   802      $ 3,178       $(162)
                                             -------      -------       -----
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 2,331      $ 3,950       $  74
                                             =======      =======       =====

(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CAS                            EGS
                                                                      Sub-Account                    Sub-Account
                                                              ----------------------------   ----------------------------
                                                               Year Ended      Year Ended     Year Ended     Year Ended
                                                              December 31,    December 31,   December 31,   December 31,
                                                                  1999            1998           1999           1998
                                                              -------------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss)..............................     $ 16,738       $  7,994       $    739        $   598
  Net realized gains (losses)...............................          736         (2,035)         9,682            362
  Net unrealized gains (losses).............................       69,877         15,085        179,134          6,490
                                                                 --------       --------       --------        -------
      Increase (Decrease) in net assets from operations.....     $ 87,351       $ 21,044       $189,555        $ 7,450
                                                                 --------       --------       --------        -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................     $ 88,046       $ 69,165       $ 76,314        $18,930
    Net transfers between Sub-Accounts......................       59,089         49,909        216,689         13,669
    Withdrawals, surrenders, annuitizations and contract
     charges................................................       (9,282)        (3,904)        (7,146)        (1,061)
                                                                 --------       --------       --------        -------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................     $137,853       $115,170       $285,857        $31,538
                                                                 --------       --------       --------        -------
    Increase (Decrease) in net assets.......................     $225,204       $136,214       $475,412        $38,988
NET ASSETS:
  Beginning of year.........................................      136,214         --             41,811          2,823
                                                                 --------       --------       --------        -------
  End of year...............................................     $361,418       $136,214       $517,223        $41,811
                                                                 ========       ========       ========        =======

                                                                           GSS                   MIS(c)         MMS(e)
                                                                       Sub-Account            Sub-Account    Sub-Account
                                                              -----------------------------   ------------   ------------
                                                               Year Ended      Year Ended      Year Ended     Year Ended
                                                              December 31,    December 31,    December 31,   December 31,
                                                                  1999            1998            1999           1999
                                                              -------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................     $ 16,132        $  8,657       $ --          $   12,356
  Net realized gains (losses)...............................       (1,137)            186            364         --
  Net unrealized gains (losses).............................      (20,658)          6,237         43,002         --
                                                                 --------        --------       --------      ----------
      Increase (Decrease) in net assets from operations.....     $ (5,663)       $ 15,080       $ 43,366      $   12,356
                                                                 --------        --------       --------      ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................     $313,310        $165,413       $111,816      $  897,156
    Net transfers between Sub-Accounts......................       23,430         --              84,273         262,777
    Withdrawals, surrenders, annuitizations and contract
     charges................................................      (13,273)         (7,748)        (4,769)        (11,439)
                                                                 --------        --------       --------      ----------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................     $323,467        $157,665       $191,320      $1,148,494
                                                                 --------        --------       --------      ----------
    Increase (Decrease) in net assets.......................     $317,804        $172,745       $234,686      $1,160,850
NET ASSETS:
  Beginning of year.........................................      329,048         156,303         --             --
                                                                 --------        --------       --------      ----------
  End of year...............................................     $646,852        $329,048       $234,686      $1,160,850
                                                                 ========        ========       ========      ==========

(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                 RES(g)                   TRS                   UTS(g)
                                                               Sub-Account            Sub-Account            Sub-Account
                                                              -------------   ----------------------------   ------------
                                                               Year Ended      Year Ended     Year Ended      Year Ended
                                                              December 31,    December 31,   December 31,    December 31,
                                                                  1999            1999           1998            1999
                                                              -------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss)..............................     $--           $  195,833      $  64,091       $--
  Net realized gains (losses)...............................          38          (11,756)         4,643           388
  Net unrealized gains (losses).............................       1,570         (144,678)        (6,224)        4,230
                                                                 -------       ----------      ---------       -------
      Increase (Decrease) in net assets from operations.....     $ 1,608       $   39,399      $  62,510       $ 4,618
                                                                 -------       ----------      ---------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................     $12,837       $  872,032      $ 742,106       $54,335
    Net transfers between Sub-Accounts......................           1           96,648       (115,350)       (6,705)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................        (578)         (52,973)       (34,953)       (2,553)
                                                                 -------       ----------      ---------       -------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................     $12,260       $  915,707      $ 591,803       $45,077
                                                                 -------       ----------      ---------       -------
    Increase (Decrease) in net assets.......................     $13,868       $  955,106      $ 654,313       $49,695
NET ASSETS:
  Beginning of year.........................................      --              654,313        --             --
                                                                 -------       ----------      ---------       -------
  End of year...............................................     $13,868       $1,609,419      $ 654,313       $49,695
                                                                 =======       ==========      =========       =======

                                                   WGO                            FEI                            FGP
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------   ---------------------------   -----------------------------
                                       Year Ended      Year Ended      Year Ended     Year Ended     Year Ended      Year Ended
                                      December 31,    December 31,    December 31,   December 31,   December 31,    December 31,
                                          1999            1998            1999           1998           1999            1998
                                      -------------   -------------   ------------   ------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)......    $   53,421       $ 39,888      $   84,128     $      821      $  289,893      $   34,173
  Net realized gains (losses).......        13,086          1,466          21,616         (5,033)         63,936           1,372
  Net unrealized gains (losses).....       881,273         16,998          50,483        122,975       1,138,794         529,196
                                        ----------       --------      ----------     ----------      ----------      ----------
      Increase (Decrease) in net
       assets from operations.......    $  947,780       $ 58,352      $  156,227     $  118,763      $1,492,623      $  564,741
                                        ----------       --------      ----------     ----------      ----------      ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received......    $  743,442       $540,355      $1,800,084     $1,756,032      $2,503,859      $1,547,362
    Net transfers between
     Sub-Accounts...................        20,392          2,700        (445,069)       (58,426)       (100,061)        259,472
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................       (46,986)       (26,751)       (111,858)       (78,355)       (165,490)        (80,050)
                                        ----------       --------      ----------     ----------      ----------      ----------
  Increase (Decrease) in net assets
   from contract owner
   transactions.....................    $  716,848       $516,304      $1,243,157     $1,619,251      $2,238,308      $1,726,784
                                        ----------       --------      ----------     ----------      ----------      ----------
    Increase (Decrease) in net
     assets.........................    $1,664,628       $574,656      $1,399,384     $1,738,014      $3,730,931      $2,291,525
NET ASSETS:
  Beginning of year.................       780,914        206,258       1,750,918         12,904       2,538,235         246,710
                                        ----------       --------      ----------     ----------      ----------      ----------
  End of year.......................    $2,445,542       $780,914      $3,150,302     $1,750,918      $6,269,166      $2,538,235
                                        ==========       ========      ==========     ==========      ==========      ==========

(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                   FHI                            FMM                   FAM(f)
                                                               Sub-Account                    Sub-Account            Sub-Account
                                                       ----------------------------   ----------------------------   ------------
                                                        Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                                       December 31,    December 31,   December 31,    December 31,   December 31,
                                                           1999            1998           1999            1998           1999
                                                       -------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......................    $  16,590       $ --           $  25,843     $    32,102      $--
  Net realized gains (losses)........................       (3,985)          (254)        --              --               (29)
  Net unrealized gains (losses)......................        1,376          1,576         --              --               288
                                                         ---------       --------       ---------     -----------      -------
      Increase (Decrease) in net assets from
       operations....................................    $  13,981       $  1,322       $  25,843     $    32,102      $   259
                                                         ---------       --------       ---------     -----------      -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................    $  96,271       $ 75,590       $ 243,917     $ 1,495,810      $ 6,389
    Net transfers between Sub-Accounts...............     (125,515)        94,193        (187,845)     (1,173,716)       8,929
    Withdrawals, surrenders, annuitizations and
     contract charges................................       (8,324)        (3,669)        (14,221)        (28,796)        (654)
                                                         ---------       --------       ---------     -----------      -------
  Increase (Decrease) in net assets from contract
   owner transactions................................    $ (37,568)      $166,114       $  41,851     $   293,298      $14,664
                                                         ---------       --------       ---------     -----------      -------
    Increase (Decrease) in net assets................    $ (23,587)      $167,436       $  67,694     $   325,400      $14,923
NET ASSETS:
  Beginning of year..................................      167,436         --             431,101         105,701       --
                                                         ---------       --------       ---------     -----------      -------
  End of year........................................    $ 143,849       $167,436       $ 498,795     $   431,101      $14,923
                                                         =========       ========       =========     ===========      =======

                                                                     FCN                  FIG(a)                  FIP
                                                                 Sub-Account           Sub-Account            Sub-Account
                                                         ---------------------------   ------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             1999           1998           1999           1999           1998
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $ 21,709       $    382       $ --          $   77,078     $   48,449
  Net realized gains (losses)..........................      17,346          1,167            (65)        242,668        111,953
  Net unrealized gains (losses)........................     122,915         97,064         (2,155)        976,661        595,373
                                                           --------       --------       --------      ----------     ----------
      Increase (Decrease) in net assets from
       operations......................................    $161,970       $ 98,613       $ (2,220)     $1,296,407     $  755,775
                                                           --------       --------       --------      ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $361,996       $153,403       $216,815      $2,751,116     $2,846,625
    Net transfers between Sub-Accounts.................     (41,751)       268,273        233,259        (208,570)       320,272
    Withdrawals, surrenders, annuitizations and
     contract charges..................................     (31,364)        (7,846)       (11,100)       (234,696)      (524,138)
                                                           --------       --------       --------      ----------     ----------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $288,881       $413,830       $438,974      $2,307,850     $2,642,759
                                                           --------       --------       --------      ----------     ----------
    Increase (Decrease) in net assets..................    $450,851       $512,443       $436,754      $3,604,257     $3,398,534
NET ASSETS:
  Beginning of year....................................     518,962          6,519         --           4,376,542        978,008
                                                           --------       --------       --------      ----------     ----------
  End of year..........................................    $969,813       $518,962       $436,754      $7,980,799     $4,376,542
                                                           ========       ========       ========      ==========     ==========

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                     NLM                  NMC(g)                  NPP
                                                                 Sub-Account           Sub-Account            Sub-Account
                                                         ---------------------------   ------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             1999           1998           1999           1999           1998
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $  1,845       $   167        $--           $   33,511     $   97,246
  Net realized gains (losses)..........................      (1,283)          506            127          (23,884)       (40,762)
  Net unrealized gains (losses)........................        (489)          399          7,763           74,269        (49,692)
                                                           --------       -------        -------       ----------     ----------
      Increase (Decrease) in net assets from
       operations......................................    $     73       $ 1,072        $ 7,890       $   83,896     $    6,792
                                                           --------       -------        -------       ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $  3,519       $26,898        $36,642       $  568,576     $  829,194
    Net transfers between Sub-Accounts.................     (34,632)        2,696         (2,311)        (193,236)        80,931
    Withdrawals, surrenders, annuitizations and
     contract charges..................................        (741)       (1,541)        (1,489)         (43,019)       (40,375)
                                                           --------       -------        -------       ----------     ----------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $(31,854)      $28,053        $32,842       $  332,321     $  869,750
                                                           --------       -------        -------       ----------     ----------
    Increase (Decrease) in net assets..................    $(31,781)      $29,125        $40,732       $  416,217     $  876,542
NET ASSETS:
  Beginning of year....................................      31,781         2,656         --            1,000,092        123,550
                                                           --------       -------        -------       ----------     ----------
  End of year..........................................    $ --           $31,781        $40,732       $1,416,309     $1,000,092
                                                           ========       =======        =======       ==========     ==========

                                                      JBP                           JEP                           JSC
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              1999           1998           1999           1998           1999           1998
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   38,128     $  32,711       $ 24,316       $ 19,117       $  8,658       $ 12,274
  Net realized gains (losses)...........       (3,212)        7,002          2,929         13,026         (3,046)       (28,111)
  Net unrealized gains (losses).........      (51,685)        6,645         15,268          4,990        120,407        (11,212)
                                           ----------     ---------       --------       --------       --------       --------
      Increase (Decrease) in net assets
       from operations..................   $  (16,769)    $  46,358       $ 42,513       $ 37,133       $126,019       $(27,049)
                                           ----------     ---------       --------       --------       --------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  874,712     $ 971,373       $155,378       $267,400       $175,595       $281,469
    Net transfers between
     Sub-Accounts.......................      (25,002)       42,894        (45,294)       (92,224)      (232,970)        87,065
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (48,051)     (366,856)       (10,709)        (8,367)       (16,242)       (14,937)
                                           ----------     ---------       --------       --------       --------       --------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $  801,659     $ 647,411       $ 99,375       $166,809       $(73,617)      $353,597
                                           ----------     ---------       --------       --------       --------       --------
    Increase (Decrease) in net assets...   $  784,890     $ 693,769       $141,888       $203,942       $ 52,402       $326,548
NET ASSETS:
  Beginning of year.....................      792,983        99,214        203,942         --            326,548         --
                                           ----------     ---------       --------       --------       --------       --------
  End of year...........................   $1,577,873     $ 792,983       $345,830       $203,942       $378,950       $326,548
                                           ==========     =========       ========       ========       ========       ========

(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                          TSF                  DCA(h)         DSC(c)
                                                                      Sub-Account           Sub-Account    Sub-Account
                                                              ---------------------------   ------------   ------------
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  1999           1998           1999           1999
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 49,240       $ 22,221       $   716        $ --
  Net realized gains (losses)...............................     (15,425)       (24,809)           35            (979)
  Net unrealized gains (losses).............................     128,581        (21,918)         (177)          6,081
                                                                --------       --------       -------        --------
      Increase (Decrease) in net assets from operations.....    $162,396       $(24,506)      $   574        $  5,102
                                                                --------       --------       -------        --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $305,091       $257,817       $84,406        $ 61,004
    Net transfers between Sub-Accounts......................    (120,364)       189,442            28         (10,803)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................     (23,726)       (17,017)       (9,412)         (1,777)
                                                                --------       --------       -------        --------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................    $161,001       $430,242       $75,022        $ 48,424
                                                                --------       --------       -------        --------
    Increase (Decrease) in net assets.......................    $323,397       $405,736       $75,596        $ 53,526
NET ASSETS:
  Beginning of year.........................................     485,561         79,825        --              --
                                                                --------       --------       -------        --------
  End of year...............................................    $808,958       $485,561       $75,596        $ 53,526
                                                                ========       ========       =======        ========

                                                                 DQB(c)         DSI(b)         REI(d)
                                                              Sub-Account    Sub-Account    Sub-Account
                                                              ------------   ------------   ------------
                                                               Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,
                                                                  1999           1999           1999
                                                              ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 1,154       $   27,435      $  3,752
  Net realized gains (losses)...............................          1             (981)       (1,032)
  Net unrealized gains (losses).............................       (197)         216,897       (11,151)
                                                                -------       ----------      --------
      Increase (Decrease) in net assets from operations.....    $   958       $  243,351      $ (8,431)
                                                                -------       ----------      --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $40,487       $1,676,584      $ 42,160
    Net transfers between Sub-Accounts......................     --              723,185        51,428
    Withdrawals, surrenders, annuitizations and contract
     charges................................................     (1,283)         (40,056)       (1,687)
                                                                -------       ----------      --------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................    $39,204       $2,359,713      $ 91,901
                                                                -------       ----------      --------
    Increase (Decrease) in net assets.......................    $40,162       $2,603,064      $ 83,470
NET ASSETS:
  Beginning of year.........................................     --              --             --
                                                                -------       ----------      --------
  End of year...............................................    $40,162       $2,603,064      $ 83,470
                                                                =======       ==========      ========

(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                 RNA(g)         AVF(f)         SRE(g)
                                                              Sub-Account    Sub-Account    Sub-Account
                                                              ------------   ------------   ------------
                                                               Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,
                                                                  1999           1999           1999
                                                              ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $ 1,529        $   772         $  236
  Net realized gains (losses)...............................       (719)            58             (5)
  Net unrealized gains (losses).............................      1,521          3,120           (157)
                                                                -------        -------         ------
      Increase (Decrease) in net assets from operations.....    $ 2,331        $ 3,950         $   74
                                                                -------        -------         ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................    $24,658        $47,123         $4,497
    Net transfers between Sub-Accounts......................        602         13,399           (113)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................       (901)        (1,935)        --
                                                                -------        -------         ------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................    $24,359        $58,587         $4,384
                                                                -------        -------         ------
    Increase (Decrease) in net assets.......................    $26,690        $62,537         $4,458
NET ASSETS:
  Beginning of year.........................................     --             --             --
                                                                -------        -------         ------
  End of year...............................................    $26,690        $62,537         $4,458
                                                                =======        =======         ======

(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Templeton Variable Products Series Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Inc. and Sun Capital Advisers Trust. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(3) CONTRACT CHARGES
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC (Deferred Acquisition Cost) tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The daily deduction is currently 0.0016389% (which is equivalent to an annual rate of 0.60%) for policies in their first ten policy years, 0.0005474% (which is equivalent to an annual rate of 0.20%) for the next ten policy years and 0.0002738% (which is equivalent to an annual rate of 0.10%) for policies in policy years twenty-one and beyond.

SUN LIFE (U.S.) VARIABLE ACCOUNT G
NOTES TO FINANCIAL STATEMENTS -- continued

(4) TRANSACTIONS IN UNITS OUTSTANDING

                                                                                                            Units Withdrawn,
                                                                                     Units Transferred       Surrendered and
                                        Units Outstanding                                 Between             Canceled for
                                        Beginning of Year       Units Purchased         Sub-Accounts        Contract Charges
                                      ---------------------- --------------------- ---------------------- ---------------------
                                         Year       Year       Year       Year       Year        Year       Year       Year
                                        Ended       Ended      Ended      Ended      Ended      Ended       Ended      Ended
                                       Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,    Dec. 31,   Dec. 31,   Dec. 31,
Sub-Accounts                             1999       1998       1999       1998       1999        1998       1999       1998
------------                          ---------- ----------- --------- ----------- --------- ------------ --------- -----------
CAS..................................    10,660      --          6,528      6,564     4,820       4,445       (683)      (349)
EGS..................................     2,838        257       4,390      1,599    13,133       1,067       (389)       (85)
GSS..................................    28,642     14,789      27,845     14,555     2,074       --        (1,179)      (702)
MIS(c)...............................     --         --         10,765     --         8,040       --          (451)     --
MMS(e)...............................     --         --         87,693     --        25,960       --        (1,115)     --
RES(g)...............................     --         --          1,112     --         --          --           (51)     --
TRS..................................    55,937      --         74,038     69,056     8,235     (10,148)    (4,424)    (2,971)
UTS(g)...............................     --         --          4,370     --          (402)      --          (373)     --
WGO..................................    64,502     19,525      57,783     46,090     1,889       1,282     (3,404)    (2,395)
FEI..................................   143,740      1,182     143,020    155,915   (34,888)     (6,554)    (8,647)    (6,803)
FGP..................................   177,748     24,099     158,594    137,491    (6,477)     22,870    (10,431)    (6,712)
FHI..................................    16,457      --          8,913      7,374   (11,529)      9,430       (768)      (347)
FMM..................................    28,692      --         21,693    141,043   (16,561)   (109,762)    (1,246)    (2,589)
FAM(f)...............................     --         --            569     --           733       --           (59)     --
FCN..................................    36,202        591      23,174      9,406    (2,910)     26,828     (2,018)      (623)
FIG(a)...............................     --         --         20,475     --        22,028       --        (1,055)     --
FIP..................................   295,225     84,660     178,054    225,497   (11,909)     24,933    (14,640)   (39,865)
NLM..................................     2,941        257         325      2,523    (3,198)        305        (68)      (144)
NMC(g)...............................     --         --          2,847     --          (395)      --          (115)     --
NPP..................................    90,519     11,653      48,750     76,494   (16,164)      6,112     (3,713)    (3,740)
JBP..................................    69,180      9,348      76,407     89,677    (2,247)      3,925     (4,242)   (33,770)
JEP..................................    16,179      --         11,028     24,048    (3,276)     (7,212)      (787)      (657)
JSC..................................    31,656      --         16,256     27,699   (20,958)      5,298     (1,512)    (1,341)
TSF..................................    49,794      8,289      27,536     27,080   (10,852)     16,159     (2,218)    (1,734)
DCA(h)...............................     --         --          6,907     --         --          --          (772)     --
DSC(c)...............................     --         --          6,511     --        (1,247)      --          (191)     --
DQB(c)...............................     --         --          4,047     --         --          --          (127)     --
DSI(b)...............................     --         --        171,041     --        71,377       --        (3,991)     --
REI(d)...............................     --         --          3,780     --         4,527       --          (158)     --
RNA(g)...............................     --         --          2,358     --            29       --           (86)     --
AVF(f)...............................     --         --          4,390     --         1,104       --          (183)     --
SRE(g)...............................     --         --            494     --         --          --           (13)     --
Unit Activity
From Sponsor Transactions............    10,000     10,000      --         --         --          --         --         --


                                         Units Outstanding
                                            End of Year
                                       ---------------------
                                         Year       Year
                                         Ended      Ended
                                       Dec. 31,   Dec. 31,
Sub-Accounts                             1999       1998
------------                           --------- -----------
CAS..................................     21,325     10,660
EGS..................................     19,972      2,838
GSS..................................     57,382     28,642
MIS(c)...............................     18,354     --
MMS(e)...............................    112,538     --
RES(g)...............................      1,061     --
TRS..................................    133,786     55,937
UTS(g)...............................      3,595     --
WGO..................................    120,770     64,502
FEI..................................    243,225    143,740
FGP..................................    319,434    177,748
FHI..................................     13,073     16,457
FMM..................................     32,578     28,692
FAM(f)...............................      1,243     --
FCN..................................     54,448     36,202
FIG(a)...............................     41,448     --
FIP..................................    446,730    295,225
NLM..................................     --          2,941
NMC(g)...............................      2,337     --
NPP..................................    119,392     90,519
JBP..................................    139,098     69,180
JEP..................................     23,144     16,179
JSC..................................     25,442     31,656
TSF..................................     64,260     49,794
DCA(h)...............................      6,135     --
DSC(c)...............................      5,073     --
DQB(c)...............................      3,920     --
DSI(b)...............................    238,427     --
REI(d)...............................      8,149     --
RNA(g)...............................      2,301     --
AVF(f)...............................      5,311     --
SRE(g)...............................        481     --
Unit Activity
From Sponsor Transactions............     10,000     10,000

(a) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(c) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(d) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, Research Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Growth Sub-Account, VIP Equity Income Sub-Account, VIP Growth Sub-Account, VIP High Income Sub-Account, VIP Money Market Sub-Account, VIP II Asset Manager:
Growth Sub-Account, VIP II Contrafund Sub-Account, VIP II Investment Grade Bond Sub-Account, VIP II Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Mid-Cap Growth Sub-Account, Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan Small Company Sub-Account, Templeton Stock Fund: Class 1 Sub-Account, Capital Appreciation Sub-Account, Small Cap Sub-Account, Quality Bond Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Value Sub-Account and Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Senior Vice President,
  General Manager and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
GREGORY W. GEE, Director
ANGUS A. MacNAUGHTON, Director
PETER F. DEMUTH, Vice President,
  Chief Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and
  Actuary
JAMES M.A. ANDERSON, Vice President, Investments

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                           SUN LIFE CORPORATE VUL-SM-

                       ANNUAL REPORT - DECEMBER 31, 1999

                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.